Share-Based Compensation - Summary of Compensation Expenses Recognized for Share-based Compensation Granted (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 741,506	$ 2,843,701
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	(11,100)	15,689
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	654,871	2,424,953
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	76,570	223,152
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 21,165	$ 179,907